UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2002

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Josh Landes
---------------------------
New York, New York
February 14, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     105


Form 13F Information Table Value Total:     $155,099,000

List of Other Included Managers:

                                        No. 1:
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006


                                                     FORM 13F INFORMATION TABLE
                                                      ------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                   (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                          Class      Number       Value            Principal Amount
                                                  (in thousands)


ADE Corp. Mass            COM        00089C107    301              50,450             SH
Advanced Digital          COM        007525108    536              80,000             SH
Information Corp.
Alderwoods Group Inc.     COM        014383103    45               10,000             SH
Americas Car Mart Inc.    COM        03062T105    1,027            80,100             SH
Ampal American Israel     CL A       032015109    700              304,454            SH
Corp.
Armor Holdings, Inc.      COM        042260109    3,445            250,200            SH
ATP Oil & Gas Corp.       COM        00208J108    593              145,400            SH
Avalon Holdings Corp.     CL A       05343P109    23               11,700             SH
Avenue A Inc.             COM        053566105    1,365            469,100            SH
Balchem Corp.             COM        057665200    2,090            86,000             SH
Bally Total Fitness       COM        05873K108    220              31,000             SH
Holding Corp.
Banta Corp.               COM        066821109    532              17,000             SH
Barrett Business          COM        068463108    1,610            519,400            SH
Services Inc.
Blair Corp.               COM        092828102    233              10,000             SH
Brush Engineered          COM        117421107    231              42,000             SH
Materials, Inc.


TOTAL                                             $ 12,951         2,106,804
                                                  --------         ---------



Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other Managers   Voting Authority
                          discretion


                                                         Sole      Shared     None
ADE Corp. Mass            SOLE          Filer + No. 1    SOLE
Advanced Digital          SOLE          Filer + No. 1    SOLE
Information Corp.
Alderwoods Group Inc.     SOLE          Filer + No. 1    SOLE
Americas Car Mart Inc.    SOLE          Filer + No. 1    SOLE
Ampal American Israel     SOLE          Filer + No. 1    SOLE
Corp.
Armor Holding, Inc.       SOLE          Filer + No. 1    SOLE
ATP Oil & Gas Corp.       SOLE          Filer + No. 1    SOLE
Avalon Holdings Corp.     SOLE          Filer + No. 1    SOLE
Avenue A Inc.             SOLE          Filer + No. 1    SOLE
Balchem Corp.             SOLE          Filer + No. 1    SOLE
Bally Total Fitness       SOLE          Filer + No. 1    SOLE
Holding Corp.
Banta Corp.               SOLE          Filer + No. 1    SOLE
Barrett Business          SOLE          Filer + No. 1    SOLE
Services Inc.
Blair Corp.               SOLE          Filer + No.1     SOLE
Brush Engineered          SOLE          Filer + No. 1    SOLE
Materials, Inc.



                                                     FORM 13F INFORMATION TABLE
                                                            (continued)
                                                      ------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                   (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                Column 2:     Column 3:   Column 4:                           Column 5:

Name of Issuer           Title of      CUSIP       Fair Market       Shares or         SH/PRN     Put/Call
                         Class         Number      Value             Principal Amount
                                                   (in thousands)

Cagles Inc.              CL A          127703106   627               89,500            SH
Cal Maine Foods Inc.     COM           128030202   148               41,700
Cherokee Inc.            COM           16444H102   6,335             433,000           SH
Chronimed Inc.           COM           171164106   1,660             276,600           SH
Clarus Corp.             COM           182707109   1,329             236,960           SH
Concorde Career          COM           20651H201   2,772             220,896           SH
Colleges Inc.
Corio Inc.               COM           218875102   115               151,400           SH
Countrywide Financial    COM           222372104   2,324             45,000            SH
Corp.
Danielson Holding Corp.  COM           236274106   215               153,300           SH
Dwyer Group Inc.         COM           267455103   55                15,000            SH
Eldertrust               COM SH BEN    284560109   2,866             408,800           SH
                         INT
Enesco Group Inc.        COM           292973104   1,558             220,000           SH
Envirogen Inc.           COM NEW       294040308   118               179,000           SH
First Aviation Svcs      COM           31865W108   9,364             2,099,644         SH
Inc.
First UN Real Estate     SH BEN INT    337400105   291               163,500           SH
Equity and Management
Investments
Foster L B Co.           COM           350060109   1,500             368,500           SH
Frozen Food Express      COM           359360104   1,346             546,980           SH
Inds Inc.
GP Strategies Corp.      COM           36225V104   253               50,000            SH
G-III Apparel Group      COM           36237H101   2,324             390,632           SH
Ltd.
Gencorp Inc.             COM           368682100   89                11,200            SH
Gerber Scientific Inc.   COM           373730100   2,071             510,000           SH
Gold Fields Ltd. New     SPONSORED     38059T106   1,787             128,000           SH
                         ADR


TOTAL                                              $ 39,147          6,739,612
                                                   --------          ---------


Column 1:                Column 6:     Column 7:       Column 8:

Name of Issuer           Investment    Other Managers  Voting Authority
                         discretion

                                                       Sole      Shared     None
Cagles Inc.              SOLE          Filer + No. 1   SOLE
Cal Maine Foods Inc.
Cherokee Inc. DEL        SOLE          Filer + No. 1   SOLE
Chronimed Inc.           SOLE          Filer + No. 1   SOLE
Clarus Corp.             SOLE          Filer + No. 1   SOLE
Concorde Career          SOLE          Filer + No. 1   SOLE
Colleges Inc.
Corio Inc.               SOLE          Filer + No. 1   SOLE
Countrywide Financial    SOLE          Filer + No. 1   SOLE
Corp.
Danielson Holding Corp.  SOLE          Filer + No. 1   SOLE
Dwyer Group Inc.         SOLE          Filer + No. 1   SOLE
Eldertrust               SOLE          Filer + No. 1   SOLE

Enesco Group Inc.        SOLE          Filer + No. 1   SOLE
Envirogen Inc.           SOLE          Filer + No. 1   SOLE
First Aviation Svcs      SOLE          Filer + No. 1   SOLE
Inc.
First UN Real Estate     SOLE          Filer +No. 1    SOLE
Equity and Management
Investments
Foster L B Co.           SOLE          Filer + No. 1   SOLE
Frozen Food Express      SOLE          Filer + No. 1   SOLE
Inds Inc.
GP Strategies Corp.      SOLE          Filer + No. 1   SOLE
G-III Apparel Group      SOLE          Filer + No. 1   SOLE
Ltd.
Gencorp Inc.             SOLE          Filer + No. 1   SOLE
Gerber Scientific Inc.   SOLE          Filer + No. 1   SOLE
Gold Fields Ltd. New     SOLE          Filer + No. 1   SOLE


                                                     FORM 13F INFORMATION TABLE
                                                            (continued)
                                                      ------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                   (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                          Class      Number       Value            Principal Amount
                                                  (in thousands)

Greka Energy Corp.        COM        397637109    1,398            353,000            SH
Griffon Corp.             COM        398433102    5,448            400,000            SH
Haggar Corp.              COM        405173105    247              20,000             SH
ICO Holdings Inc.         COM        449293109    2,307            1,788,343          SH
Information Resources,    COM        456905108    1,115            701,041            SH
Inc.
Interstate Bakeries       COM        46072H108    322              21,100             SH
Corp.
iVillage Inc.             COM        46588H105    284              350,000            SH
JNI Corp.                 COM        46622G105    139              50,000             SH
Keynote Systems Inc.      COM        493308100    1,000            129,900            SH
Ladish Inc.               COM        505754200    2,049            255,750            SH
Layne Christensen Co.     COM        521050104    6,293            775,900            SH
Lesco Inc.                COM        526872106    1,408            102,000            SH
Liberty Media Corp.       COM SER A  530718105    1,116            124,800            SH
Liquid Audio Inc.         COM        53631T102    95               38,820             SH
Lubys Inc.                COM        549282101    879              302,200            SH
Marisa Christina Inc.     COM        570268102    61               52,600             SH
Marten Transport Ltd.     COM        573075108    966              51,400             SH
Middleby Corp.            COM        596278101    1,087            102,500            SH
Mobility Electronics      COM        60741U101    19               25,000             SH
Inc.
Monro Muffler Brake Inc.  COM        610236101    4,535            275,500            SH
Mony Group Inc.           COM        615337102    1,324             55,300            SH
Nevada Gold & Casinos     COM        64126Q206    752               91,200            SH
Inc.
Niagara Corp.             COM        653349100    863               539,619           SH



TOTAL                                             $ 33,707         6,605,973
                                                  --------         ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other managers   Voting Authority
                          discretion


Greka Energy Corp.        SOLE          Filer + No. 1    SOLE
Griffon Corp.             SOLE          Filer + No. 1    SOLE
Haggar Corp.              SOLE          Filer + No. 1    SOLE
ICO Holdings Inc.         SOLE          Filer + No. 1    SOLE
Information Resources,    SOLE          Filer + No. 1    SOLE
Inc.
Interstate Bakeries       SOLE          Filer + No. 1    SOLE
Corp.
iVillage Inc.             SOLE          Filer + No. 1    SOLE
JNI Corp.                 SOLE          Filer + No. 1    SOLE
Keynote Systems Inc.      SOLE          Filer + No. 1    SOLE
Ladish Inc.               SOLE          Filer + No. 1    SOLE
Layne Christensen Co.     SOLE          Filer + No. 1    SOLE
Lesco Inc.                SOLE          Filer + No. 1    SOLE
Liberty Media Corp.       SOLE          Filer + No. 1    SOLE
Liquid Audio Inc.         SOLE          Filer + No. 1    SOLE
Lubys Inc.                SOLE          Filer + No. 1    SOLE
Marisa Christina Inc.     SOLE          Filer + No. 1    SOLE
Marten Transport Ltd.     SOLE          Filer + No. 1    SOLE
Middleby Corp.            SOLE          Filer + No. 1    SOLE
Mobility Electronics      SOLE          Filer + No. 1    SOLE
Inc.
Monro Muffler Brake Inc.  SOLE          Filer + No. 1    SOLE
Mony Group Inc.           SOLE          Filer + No. 1    SOLE
Nevada Gold & Casinos     SOLE          Filer + No. 1    SOLE
Inc.
Niagara Corp.             SOLE          Filer + No. 1    SOLE



                                                     FORM 13F INFORMATION TABLE
                                                            (continued)
                                                      ------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                   (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market       Shares or         SH/PRN     Put/Call
                          Class      Number       Value             Principal Amount
                                                  (in thousands)

Nuance Communications,    COM        669967101    735               300,000           SH
Inc.
On Assignment Inc.        COM        682159108    85                10,000            SH
OPTI Inc.                 COM        683960108    64                50,000            SH
Opticare Health Systems   COM        68386P105    130               343,005           SH
Inc.
PC-Tel Inc.               COM        69325Q105    3,063             455,100           SH
PHSB Financial Corp.      COM        69335T107    155               10,000            SH
PSB Bancorp. Inc.         COM        693604100    87                12,000            SH
Packaged Ice Inc.         COM        695148106    362               345,000           SH
Petroquest Energy Inc.    COM        716748108    50                12,100            SH
Phoenix Gold              COM        719068108    632               415,950           SH
International Inc.
Pinnacle Entertainment    COM        723456109    2,564             370,000           SH
Inc.
Pinnacor Inc.             COM        723487104    132               110,000           SH
Price Legacy Corp.        COM        74144P106    2,552             911,600           SH
Pricesmart Inc.           COM        741511109    8,062             351,900           SH
Radvison Ltd.             ORD        M81869105    66                11,000            SH
Range Resource Corp.      COM        75281A109    2,708             501,500           SH
Register.com Inc.         COM        75914G101    720               160,000           SH
Resonate Inc.             COM        76115Q104    785               445,900           SH
Restoration Hardware      COM        760981100    250               50,000            SH
Inc.
Royal Olympic Cruise      COM        V7780Z109    580               360,400           SH
Lines Inc.
SOS Staffing Services     COM        78462X104    361               801,400           SH
Inc.
Scheid Vineyards Inc.     CL A       806403101    284               113,000           SH
Sequa Corporation         CL A       817320104    2,022             51,700            SH
Sequa Corporation         CL B       817320203    327               7,300             SH



TOTAL                                             $ 26,776          6,198,855
                                                  --------          ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other Managers   Voting Authority
                          discretion

                                                         Sole      Shared     None
Nuance Communications,    SOLE          Filer + No. 1    SOLE
Inc.
On Assignment Inc.        SOLE          Filer + No. 1    SOLE
OPTI Inc.                 SOLE          Filer + No. 1    SOLE
Opticare Health Systems   SOLE          Filer + No. 1    SOLE
Inc.
PC-Tel Inc.               SOLE          Filer + No. 1    SOLE
PHSB Financial Corp.      SOLE          Filer + No. 1    SOLE
PSB Bancorp. Inc.         SOLE          Filer + No. 1    SOLE
Packaged Ice Inc.         SOLE          Filer + No. 1    SOLE
Petroquest Energy Inc.    SOLE          Filer + No. 1    SOLE
Phoenix Gold              SOLE          Filer + No. 1    SOLE
International Inc.
Pinnacle Entertainment    SOLE          Filer + No. 1    SOLE
Inc.
Pinnacor Inc.             SOLE          Filer + No. 1    SOLE
Price Legacy Corp.        SOLE          Filer + No. 1    SOLE
Pricesmart Inc.           SOLE          Filer + No. 1    SOLE
Radvison Ltd.             SOLE          Filer + No. 1    SOLE
Range Resource Corp.      SOLE          Filer + No. 1    SOLE
Register.com Inc.         SOLE          Filer + No. 1    SOLE
Resonate Inc.             SOLE          Filer + No. 1    SOLE
Restoration Hardware      SOLE          Filer + No. 1    SOLE
Inc.
Royal Olympic Cruise      SOLE          Filer + No. 1    SOLE
Lines Inc.
SOS Staffing Services     SOLE          Filer + No. 1    SOLE
Inc.
Scheid Vineyards Inc.     SOLE          Filer + No. 1    SOLE
Sequa Corporation         SOLE          Filer + No. 1    SOLE
Sequa Corporation         SOLE          Filer + No. 1    SOLE



                                                     FORM 13F INFORMATION TABLE
                                                            (continued)
                                                      ------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                   (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                Column 2:     Column 3:    Column 4:                          Column 5:

Name of Issuer           Title of      CUSIP        Fair Market      Shares or         SH/PRN     Put/Call
                         Class         Number       Value            Principal Amount
                                                    (in thousands)

Skillsoft PLC            SPONSORED     830928107    1,155            420,000           SH
                         ADR
Stamps.com, Inc.         COM           852857101    2,428            520,000           SH
Stolt Offshore SA        SPONSORED     861567105    89               62,468            SH
                         ADR
Stride-Rite Corp.        COM           863314100    1,076            150,000           SH
Summit American          COM           86600T109    1,484            562,000           SH
Television Inc.
Sylvan Inc.              COM           871371100    11,010           1,068,886         SH
Tasty Baking Co.         COM           876553306    435              50,000            SH
Tenet Healthcare Corp.   COM           88033G100    14,842           905,000           SH
Trintech Group PLC       SPONSORED     896682200    242              145,100           SH
                         ADR
U.S. Home & Garden Inc.  COM           902939107    58               121,000           SH
U.S. Liquids Inc.        COM           902974104    65               159,400           SH
Unitedglobalcom          CL A          913247508    65               26,998            SH
Valueclick Inc.          COM           92046N102    1,862            686,936           SH
Varsity Brands Inc.      COM           92227P108    1,036            218,112           SH
Ventas Inc.              COM           92276F100    1,727            150,850           SH
Videsh Sanchar Nigam     SPONSORED     926590600    74               18,000            SH
Ltd. ADR
Westmoreland Coal Co.    PFD DP A      960878304    2,932            90,200            SH
                         CV1/4
Williams Companies Inc.  COM           969457100    29               10,800            SH
Wiser Oil Co.            COM           977284108    1,204            350,000           SH
World Airways, Inc.      COM           98142H105    28               40,000            SH
World Wrestling          CL A          98156Q108    677              84,100            SH
Entertainment Inc.

TOTAL                                               $ 42,518         5,839,850
                                                    --------         ---------

GRAND TOTAL                                         $ 155,099        27,491,094
                                                    ---------        ----------



Column 1:                Column 6:     Column 7:       Column 8:

Name of Issuer           Investment    Other Managers  Voting Authority
                         discretion

                                                       Sole      Shared     None
Skillsoft PLC            SOLE          Filer + No. 1   SOLE

Stamps.com, Inc.         SOLE          Filer + No. 1   SOLE
Stolt Offshore SA        SOLE          Filer + No. 1   SOLE

Stride-Rite Corp.        SOLE          Filer + No. 1   SOLE
Summit American          SOLE          Filer + No. 1   SOLE
Television Inc.
Sylvan Inc.              SOLE          Filer + No. 1   SOLE
Tasty Baking Co.         SOLE          Filer + No. 1   SOLE
Tenet Healthcare Corp.   SOLE          Filer + No. 1   SOLE
Trintech Group PLC       SOLE          Filer + No. 1   SOLE

U.S. Home & Garden Inc.  SOLE          Filer + No. 1   SOLE
U.S. Liquids Inc.        SOLE          Filer + No. 1   SOLE
UnitedGlobalCom, Inc.    SOLE          Filer + No. 1   SOLE
Valueclick Inc.          SOLE          Filer + No. 1   SOLE
Varsity Brands Inc.      SOLE          Filer +No. 1    SOLE
Ventas Inc.              SOLE          Filer + No. 1   SOLE
Videsh Sanchar Nigam     SOLE          Filer + No. 1   SOLE
Ltd. ADR
Westmoreland Coal Co.    SOLE          Filer + No. 1   SOLE

Williams Companies Inc.  SOLE          Filer + No. 1   SOLE
Wiser Oil Co.            SOLE          Filer + No. 1   SOLE
World Airways, Inc.      SOLE          Filer + No. 1   SOLE
World Wrestling          SOLE          Filer + No. 1   SOLE
Entertainment Inc.
